Group assets and liabilities by business types - debt securities (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[2]
Financial investments
Debt securities	[1]	$ 83,064	$ 77,016	[2]	$ 99,154
Consolidated investment funds | Operating segments
Financial investments
Debt securities		$ 11,116	$ 11,899

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2023 are $2,001 million of lent securities and assets subject to repurchase agreements (31 December 2022: $1,571 million)
[2]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published